Investment Strategy	Jun. 30, 2026
Victory Diversified Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in common stock, which includes securities convertible or exchangeable into common stock traded on U.S. exchanges.The Adviser employs a quantitative investment process that identifies equity securities of companies across large-cap and mid-cap capitalizations. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses on, among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognitionThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns. The Adviser attempts to manage portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers.The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser employs a quantitative investment process that identifies equity securities of companies across large-cap and mid-cap capitalizations. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses on, among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognitionThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns. The Adviser attempts to manage portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in common stock, which includes securities convertible or exchangeable into common stock traded on U.S. exchanges.
Victory Sycamore Established Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in the equity securities of companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies considered to represent value.The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.The Fund may invest a portion of its assets in equity securities of foreign companies traded in the United States, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).As of September 30, 2026, the Russell Midcap® Value Index included companies with approximate market capitalizations between $1.8 billion and $116.5 billion. The size of companies in the index changes with market conditions and the composition of the index.The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies considered to represent value.
Victory Sycamore Small Company Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in the equity securities of smaller companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies. “Small companies” are companies that have market capitalizations within the range of companies comprising the Russell 2000® Value Index. As of September 30, 2026, the Russell 2000® Value Index included companies with approximate market capitalizations between $3.4 billion and $9.9 billion. The size of companies in the index changes with market conditions and the composition of the index.The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.The Fund may invest a portion of its assets in equity securities of foreign companies traded in the United States, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).As a result of the bottom-up stock selection process, the Fund managers from time to time may find more compelling investment opportunities in certain economic sectors, such as the industrials and financials sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Small companies” are companies that have market capitalizations within the range of companies comprising the Russell 2000® Value Index. As of September 30, 2026, the Russell 2000® Value Index included companies with approximate market capitalizations between $3.4 billion and $9.9 billion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.
Victory Integrity Small-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies considered to represent value.Small-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($33.7 million to $12.6 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Small-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($33.7 million to $12.6 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies considered to represent value.
Victory Mid-Cap Core Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies.Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($1.8 billion to $44.9 billion as of September 30, 2026) or within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in an index changes with market conditions and the composition of the index.The Adviser employs a quantitative investment process that identifies equity securities of companies across mid-cap companies. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses on, among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognition◼Growth: Companies with increasing earnings growth trendsThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns. The Adviser attempts to manage portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers. The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.Although the Fund will be invested primarily in domestic securities, up to 10% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($1.8 billion to $44.9 billion as of September 30, 2026) or within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in an index changes with market conditions and the composition of the index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser employs a quantitative investment process that identifies equity securities of companies across mid-cap companies. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses on, among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognition◼Growth: Companies with increasing earnings growth trendsThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns. The Adviser attempts to manage portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers. The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies.
Victory Multi-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser employs a quantitative investment process that identifies equity securities of companies across all market capitalizations. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses on, among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognition◼Growth: Companies with increasing earnings growth trendsThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns. The Adviser attempts to manage portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers. The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.Although the Fund will be invested primarily in domestic securities, up to 10% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Victory SP 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies in the S&P 500® Index (“Index”).The Index is an unmanaged index of 500 U.S. publicly traded common stocks selected by Standard & Poor’s from a broad range of industries. The Index is composed primarily of stocks issued by large-capitalization companies.To replicate the performance of the Index, the Adviser purchases and maintains all or substantially all of the securities included in the Index, in approximately the same percentages as such securities are included in the Index. Because the Fund seeks to track the performance of the Index, the Adviser does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the Index is determined by that security’s relative total market capitalization, which is the market price per share of the security multiplied by the number of shares outstanding.To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks. The Fund normally invests at least 95% of its net assets in the stocks of companies included in the Index. The Adviser uses futures contracts to manage cash, accrued dividends, and other non-performing assets in an effort to minimize performance disparity between the Fund and the Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is an unmanaged index of 500 U.S. publicly traded common stocks selected by Standard & Poor’s from a broad range of industries. The Index is composed primarily of stocks issued by large-capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	To replicate the performance of the Index, the Adviser purchases and maintains all or substantially all of the securities included in the Index, in approximately the same percentages as such securities are included in the Index. Because the Fund seeks to track the performance of the Index, the Adviser does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the Index is determined by that security’s relative total market capitalization, which is the market price per share of the security multiplied by the number of shares outstanding.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies in the S&P 500® Index (“Index”).
Victory Trivalent International Fund -- Core Equity
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in equity securities of companies in countries represented in the MSCI ACWI ex USA Index (“Index”), but also may invest in companies from other countries.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities.The Adviser employs a bottom-up investment approach that emphasizes individual stock selection.
The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples, positive trends in earnings forecasts, high profitability, and companies with a strong or positively trending responsible investing (“RI”) profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, above-average earnings growth trend, and above-average return on invested capital. RI investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to the Adviser's process.The Fund's investment allocation to countries and sectors tends to approximate the country and sector allocations of the Index, which may focus its exposure in one or more countries, regions, or sectors. The Index captures large- and mid-cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. The Index covers approximately 85% of the global equity opportunity set outside the United States. The Fund normally invests in a minimum of 10 countries.There is no limit on the market capitalization in which the Fund may invest; therefore, the Fund’s investments may include small-, mid-, and large-capitalization companies.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in equity securities of companies in countries represented in the MSCI ACWI ex USA Index (“Index”), but also may invest in companies from other countries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser employs a bottom-up investment approach that emphasizes individual stock selection.
The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples, positive trends in earnings forecasts, high profitability, and companies with a strong or positively trending responsible investing (“RI”) profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, above-average earnings growth trend, and above-average return on invested capital. RI investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to the Adviser's process.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities.
Victory Trivalent International Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund's investment objective by investing primarily in equity securities of companies principally in countries represented in the S&P® Developed ex-U.S. SmallCap Index (“Index”).Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of small-capitalization companies. The Adviser considers any company with a market capitalization that is within such country’s smallest 15% based on market capitalization to be a small-capitalization company. The size of companies in the Index changes with market conditions and the composition of the Index.The Adviser employs a bottom-up investment approach that emphasizes individual stock selection.
The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples, positive trends in earnings forecasts, high profitability, and companies with a strong or positively trending responsible investing (“RI”) profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, above-average earnings growth trend, and above-average return on invested capital. RI investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to the Adviser's process.The Fund’s investment allocation to countries and sectors tends to approximate the country and sector allocations of the Index, which concentrates its exposure in one or more countries, regions, or sectors. The Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country other than the United States represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 25 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading value of at least US$50 million. The Fund normally invests in a minimum of 10 countries.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser considers any company with a market capitalization that is within such country’s smallest 15% based on market capitalization to be a small-capitalization company. The size of companies in the Index changes with market conditions and the composition of the Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser employs a bottom-up investment approach that emphasizes individual stock selection.
The Adviser's investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples, positive trends in earnings forecasts, high profitability, and companies with a strong or positively trending responsible investing (“RI”) profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below-average price-to-earnings ratio, above-average earnings growth trend, and above-average return on invested capital. RI investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to the Adviser's process.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of small-capitalization companies.
Victory Trivalent Emerging Markets Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in securities of small-capitalization companies that are economically tied to emerging markets countries. For purposes of this policy, a company is considered economically tied to an emerging markets country if it (i) is organized under the laws of, (ii) has its principal place of business in, (iii) derives a significant portion of its revenues or profits from, or (iv) has a majority of its assets located in, such country.The Adviser considers emerging markets countries to be the countries represented in the MSCI Emerging Markets Small Cap Index. The Adviser considers any company with a market capitalization that is within the range of the market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index to be a small-capitalization company. If the index methodology changes or if a country is added to or removed from the index, the Adviser may adjust its determinations accordingly. The size of companies in the index changes with market conditions and the composition of the index.The MSCI Emerging Markets Small Cap Index is designed to measure equity market performance of 24 emerging markets and targets approximately 14% of each market’s free-float adjusted market capitalization. As of the date of this prospectus, emerging market countries include, without limitation, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The composition of the index, including the countries represented, may change over time.In selecting emerging market small-capitalization investments for the Fund, the Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser’s investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify companies exhibiting improving business momentum, attractive valuations, and high profitability. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Small Cap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend and an above-average return on invested capital. However, the Fund is actively managed and is not designed to replicate the performance of that index. The Fund’s portfolio composition and performance may deviate significantly from the composition and performance of the index.In selecting portfolio securities, the Adviser may consider certain non-financial ratings or factors, where applicable, using a combination of qualitative and quantitative assessments. The weight given to such factors, if any, varies depending on the issuer, the instrument and the availability and reliability of relevant data. Qualitative assessments may involve the exercise of judgment and may be subjective. Quantitative assessments, where used, are applied as part of the Adviser’s broader investment process and are not determinative. These considerations may not be applied to all investments and, in all cases, are only one component of the Adviser’s overall analysis.The Adviser regularly reviews the Fund’s investments and will sell a security if the Adviser believes there has been a deterioration in the rank of the security in accordance with the Adviser’s process, the security’s valuation has become unattractive relative to other stocks in the universe or other available investments are considered to be more attractive. The Fund may also sell a security to manage risk, meet redemptions or for other portfolio management purposes.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%, which may result in increased transaction costs and taxable distributions to shareholders.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, a company is considered economically tied to an emerging markets country if it (i) is organized under the laws of, (ii) has its principal place of business in, (iii) derives a significant portion of its revenues or profits from, or (iv) has a majority of its assets located in, such country.The Adviser considers any company with a market capitalization that is within the range of the market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index to be a small-capitalization company.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting emerging market small-capitalization investments for the Fund, the Adviser employs a bottom-up investment approach that emphasizes individual stock selection. The Adviser’s investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify companies exhibiting improving business momentum, attractive valuations, and high profitability. The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Small Cap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend and an above-average return on invested capital. However, the Fund is actively managed and is not designed to replicate the performance of that index. The Fund’s portfolio composition and performance may deviate significantly from the composition and performance of the index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in securities of small-capitalization companies that are economically tied to emerging markets countries.
Class A Class C Class I Class R Class R6 Class Y [Member] | Victory Fund for Income
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.Under normal circumstances, the Fund primarily invests in:◼Mortgage-backed obligations and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“GNMA”), with an average effective maturity ranging from 2 to 10 years.◼Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.The goal of the Fund’s strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three factor-driven layers: (1) top-down, macro-economic; (2) mid-level, relative value; and (3) bottom-up, borrower characteristics. The greatest emphasis will generally be on the bottom-up factor, but the relative weightings of the three layers can and will vary over time, as each factor is reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.The Fund’s average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.
Class A Shares Class I Shares [Member] | Victory Investment Grade Convertible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks.The Fund may invest in equity securities of foreign companies traded on U.S. exchanges, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade securities that are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.These investment-grade securities are those that are rated within the four highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, or if unrated, are securities that the Adviser determines to be of comparable or equivalent quality.The Fund may invest up to 20% of its net assets in below-investment-grade securities (sometimes referred to as “junk bonds”) if the Adviser believes that the positive qualities of the security justify the potential risk. These securities are rated Ba, B, Caa, or lower by Moody’s and BB, B, CCC, or lower by S&P. The Fund also may purchase unrated securities with similar characteristics.The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks.These investment-grade securities are those that are rated within the four highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, or if unrated, are securities that the Adviser determines to be of comparable or equivalent quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade securities that are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.
MCI [Member] | Victory Fund for Income
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.Under normal circumstances, the Fund primarily invests in:◼Mortgage-backed obligations and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“GNMA”), with an average effective maturity ranging from 2 to 10 years.◼Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.The goal of the Fund’s strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three factor-driven layers: (1) top-down, macro-economic; (2) mid-level, relative value; and (3) bottom-up, borrower characteristics. The greatest emphasis will generally be on the bottom-up factor, but the relative weightings of the three layers can and will vary over time, as each factor is reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.The Fund’s average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.
MCI [Member] | Victory Investment Grade Convertible Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks.The Fund may invest in equity securities of foreign companies traded on U.S. exchanges, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade securities that are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.These investment-grade securities are those that are rated within the four highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, or if unrated, are securities that the Adviser determines to be of comparable or equivalent quality.The Fund may invest up to 20% of its net assets in below-investment-grade securities (sometimes referred to as “junk bonds”) if the Adviser believes that the positive qualities of the security justify the potential risk. These securities are rated Ba, B, Caa, or lower by Moody’s and BB, B, CCC, or lower by S&P. The Fund also may purchase unrated securities with similar characteristics.The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks.These investment-grade securities are those that are rated within the four highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, or if unrated, are securities that the Adviser determines to be of comparable or equivalent quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade securities that are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.
MCI [Member] | Victory Integrity Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies.Micro-capitalization companies are those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index, which as of September 30, 2026, included companies with market capitalizations below $12.6 billion. The size of companies in the index changes with market conditions and the composition of the index.When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund focuses on undiscovered, micro-capitalization companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies generally are not as well known to investors and have less of an investor following than larger companies, the Adviser believes these inefficiencies in the marketplace may provide higher returns.Although the Fund will be invested primarily in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, due to changes in sector weights of the benchmark index, the Fund’s investments can be more focused in companies in one or more economic sectors, such as the financials and industrial sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Micro-capitalization companies are those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index, which as of September 30, 2026, included companies with market capitalizations below $12.6 billion. The size of companies in the index changes with market conditions and the composition of the index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund focuses on undiscovered, micro-capitalization companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies generally are not as well known to investors and have less of an investor following than larger companies, the Adviser believes these inefficiencies in the marketplace may provide higher returns.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies.
MCI [Member] | Victory Integrity Mid-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value.Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.When selecting securities for the Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the industrials sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for the Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value.
MCI [Member] | Victory Integrity Small Mid-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value.Small- to mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2500™ Index ($33.8 million to $26.2 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials and industrials sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Small- to mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2500™ Index ($33.8 million to $26.2 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value.
Class A Shares Class C Shares Class R Shares Class Y Shares [Member] | Victory Integrity Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies.Micro-capitalization companies are those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index, which as of September 30, 2026, included companies with market capitalizations below $12.6 billion. The size of companies in the index changes with market conditions and the composition of the index.When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund focuses on undiscovered, micro-capitalization companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies generally are not as well known to investors and have less of an investor following than larger companies, the Adviser believes these inefficiencies in the marketplace may provide higher returns.Although the Fund will be invested primarily in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, due to changes in sector weights of the benchmark index, the Fund’s investments can be more focused in companies in one or more economic sectors, such as the financials and industrial sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Micro-capitalization companies are those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index, which as of September 30, 2026, included companies with market capitalizations below $12.6 billion. The size of companies in the index changes with market conditions and the composition of the index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund focuses on undiscovered, micro-capitalization companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies generally are not as well known to investors and have less of an investor following than larger companies, the Adviser believes these inefficiencies in the marketplace may provide higher returns.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies.
Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] | Victory Integrity Mid-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value.Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.When selecting securities for the Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the industrials sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for the Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value.
Class A Shares Class R6 Shares Class Y Shares [Member] | Victory Integrity Small Mid-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value.Small- to mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2500™ Index ($33.8 million to $26.2 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials and industrials sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Small- to mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2500™ Index ($33.8 million to $26.2 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value.